EMPLOYEE BENEFITS - Post-employment health care benefit plan - Assumptions (Details) - Post-employment health care benefit	Dec. 31, 2018	Dec. 31, 2017
Minimum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	3.75%	3.25%
Health treatment - rate assumed next year	6.60%	6.88%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2026 to 2041	4.00%	4.00%
Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	4.25%	3.50%
Health treatment - rate assumed next year	6.75%	7.60%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2026 to 2041	4.40%	4.50%